UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	09/30/2005

Date of reporting period:	12/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison Small Company Fund, Inc.

Schedule of Investments as of December 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.6%

COMMON STOCKS

Aerospace & Defense 0.6%
55,700	Engineered Support Systems, Inc.	$3,298,554

Airlines 0.9%
220,600	SkyWest, Inc.	4,425,236

Biotechnology 0.8%
82,000	Martek Biosciences Corp.(a)(b)	4,198,400

Capital Markets 3.0%
232,800	Eaton Vance Corp.	12,140,520
85,500	National Financial Partners Corp.	3,317,400

		15,457,920

Chemicals 3.2%
176,000	Airgas, Inc.	4,665,760
126,800	Cabot Corp.	4,904,624
92,800	Olin Corp.	2,043,456
174,600	Spartech Corp.	4,729,914

		16,343,754

Commercial Banks 0.9%
95,900	UCBH Holdings, Inc.	4,394,138

Commercial Services & Supplies 11.9%
155,200	ARAMARK Corp.	4,114,352
37,300	Bright Horizons Family Solutions, Inc.(a)	2,415,548
58,800	Corporate Executive Board Co.	3,936,072
73,800	Educate, Inc.(a)	977,112
310,700	Education Management Corp.(a)	10,256,207
368,800	FTI Consulting, Inc.(a)(b)	7,770,616
213,220	Hewitt Associates, Inc. Class A(a)	6,825,172
337,350	Iron Mountain, Inc.(a)(b)	10,285,802
100,400	Stericycle, Inc.(a)	4,613,380
134,300	Watson Wyatt & Co. Holdings	3,619,385
178,400	West Corp.(a)(b)	5,906,824

		60,720,470

Communications Equipment 0.4%
112,500	ADTRAN, Inc.	2,153,250

Computers & Peripherals 0.7%
465,900	Brocade Communications Systems, Inc.(a)	3,559,476

Construction & Engineering 1.6%
116,100	Dycom Industries, Inc.(a)	3,543,372
214,200	Insituform Technologies, Inc. Class A(a)	4,855,914

		8,399,286

Jennison Small Company Fund, Inc.

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Consumer Finance 1.6%
171,500	Alliance Data Systems Corp.(a)(b)	8,142,820

Diversified Telecommunication Services 2.2%
260,110	Broadwing Corp.(a)(b)	2,369,602
78,000	Commonwealth Telephone Enterprises, Inc.(a)(b)	3,873,480
228,300	Iowa Telecommunications Services, Inc.	4,924,431

		11,167,513

Electronic Equipment & Instruments 3.0%
78,700	CDW Corp.(b)	5,221,745
482,900	Insight Enterprises, Inc.(a)	9,909,108

		15,130,853

Energy Equipment & Services 4.2%
81,700	Cooper Cameron Corp.(a)	4,396,277
98,100	National-Oilwell, Inc.(a)	3,461,949
377,400	Pride International, Inc.(a)(b)	7,751,796
175,900	Universal Compression Holdings, Inc.(a)	6,140,669

		21,750,691

Food Products 1.2%
154,700	American Italian Pasta Co. Class A(b)	3,596,775
64,600	Ralcorp Holdings, Inc.	2,708,678

		6,305,453

Gas Utilities 1.6%
111,300	AGL Resources, Inc.	3,699,612
172,900	Atmos Energy Corp.	4,728,815

		8,428,427

Health Care Equipment & Supplies 2.1%
105,600	Integra LifeSciences Holdings(a)(b)	3,899,808
87,500	Sybron Dental Specialties, Inc.(a)	3,095,750
93,700	Varian, Inc.(a)	3,842,637

		10,838,195

Health Care Providers & Services 9.0%
114,100	Accredo Health, Inc.(a)	3,162,852
68,600	AMERIGROUP Corp.(a)(b)	5,190,276
78,000	Cerner Corp.(a)	4,147,260
108,800	Covance, Inc.(a)	4,216,000
106,300	DaVita, Inc.(a)	4,202,039
58,500	Henry Schein, Inc.(a)	4,073,940
128,100	LifePoint Hospitals, Inc.(a)(b)	4,460,442
452,900	Odyssey Healthcare, Inc.(a)(b)	6,195,672
295,700	Omnicare, Inc.	10,237,134

		45,885,615

Hotels Restaurants & Leisure 1.9%
158,800	Navigant International, Inc.(a)(b)	1,932,596

Jennison Small Company Fund, Inc.

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
124,800	Speedway Motorsports, Inc.	4,889,664
124,300	Vail Resorts, Inc.(a)	2,786,806

		9,609,066

Household Durables 1.3%
225,500	WCI Communities, Inc.(a)(b)	6,629,700

Insurance 3.6%
142,600	Assured Guaranty Ltd.	2,804,942
136,100	Axis Capital Holdings Ltd.	3,723,696
83,600	StanCorp Financial Group, Inc.	6,897,000
7,900	White Mountains Insurance Group Ltd.(b)	5,103,400

		18,529,038

Internet Software & Services 3.6%
402,600	Autobytel, Inc.(a)	2,431,704
582,100	Digitas, Inc.(a)	5,559,055
126,600	Equinix, Inc.(a)	5,410,884
317,900	S1 Corp.(a)	2,880,174
333,600	SupportSoft, Inc.(a)	2,221,776

		18,503,593

IT Services 3.0%
669,600	Answerthink, Inc.(a)	3,120,336
69,600	Global Payments, Inc.	4,074,384
551,900	Lionbridge Technologies, Inc.(a)	3,708,768
332,800	Pegasus Solutions, Inc.(a)	4,193,280

		15,096,768

Machinery 1.1%
2,000	CUNO, Inc.(a)	118,800
30,000	ESCO Technologies, Inc.(a)	2,299,500
71,700	Pentair, Inc.	3,123,252

		5,541,552

Media 5.6%
147,900	Entercom Communications Corp.(a)	5,308,131
302,800	Entravision Communications Corp. Class A(a)	2,528,380
487,700	Harris Interactive, Inc.(a)	3,852,830
310,300	Imax Corp. (Canada)(a)(b)	2,559,665
384,700	Insight Communications Co., Inc.(a)	3,566,169
499,000	Radio One, Inc. Class D(a)(b)	8,043,880
128,300	Regal Entertainment Group(b)	2,662,225

		28,521,280

Metals & Mining 4.5%
144,600	Arch Coal, Inc.	5,139,084
180,900	Century Aluminum Co.(a)(b)	4,750,434
348,900	Goldcorp, Inc. (Canada)(b)	5,247,456
394,400	GrafTech International Ltd.(a)	3,731,024
117,200	Massey Energy Corp.	4,096,140

		22,964,138

Jennison Small Company Fund, Inc.

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value

Oil & Gas 4.2%
185,000	Denbury Resources, Inc.(a)	5,078,250
87,800	Encore Aquisition Co.(a)	3,065,098
145,700	Quicksilver Resources, Inc.(a)(b)	5,358,846
189,100	Remington Oil & Gas Corp.(a)(b)	5,152,975
55,600	Southwestern Energy Co.(a)	2,818,364

		21,473,533

Pharmaceuticals 1.5%
237,300	Impax Laboratories, Inc.(a)(b)	3,768,324
254,775	IVAX Corp.(a)	4,030,540

		7,798,864

Real Estate 5.5%
230,800	American Financial Realty Trust	3,734,344
252,000	Annaly Mortgage Management, Inc.(b)	4,944,240
255,700	CB Richard Ellis Group, Inc.(a)	8,578,735
117,200	Cousins Properties, Inc.	3,547,644
154,100	Gladstone Commercial Corp.	2,635,110
226,500	Sunstone Hotel Investors, Inc.	4,706,670

		28,146,743

Road & Rail 1.7%
394,000	Heartland Express, Inc.	8,853,180

Semiconductors & Semiconductor Equipment 1.2%
160,200	Intersil Corp. Class A	2,681,748
180,800	Power Integrations, Inc.(a)(b)	3,576,224

		6,257,972

Software 1.3%
108,500	Manhattan Associates, Inc.(a)	2,590,980
94,300	Mercury Interactive Corp.(a)(b)	4,295,365

		6,886,345

Specialty Retail 3.7%
118,900	Advanced Auto Parts, Inc.(a)	5,193,552
194,100	Cost Plus, Inc.(a)(b)	6,236,433
184,400	PETCO Animal Supplies, Inc.(a)	7,280,112

		18,710,097

Trading Companies & Distributors 0.5%
153,500	Interline Brands, Inc.(a)	2,700,065

Water Utilities 0.7%
152,200	Aqua America, Inc.	3,742,598

Wireless Telecommunication Services 3.8%
225,800	Alamosa Holdings, Inc.(a)(b)	2,815,726

Jennison Small Company Fund, Inc.

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
279,000	American Tower Corp. Class A(a)(b)	5,133,600
108,800	SpectraSite, Inc.(a)	6,299,520
186,100	Western Wireless Corp. Class A(a)	5,452,730

		19,701,576

	Total long-term investments (cost $404,164,102)	500,266,159

SHORT-TERM INVESTMENTS 24.7%

Mutual Fund 24.7%
126,392,192	Dryden Core Investment Fund - Taxable Money Market
	Series(c)
	(cost $126,392,192)	126,392,192

Repurchase Agreement
220,000	State Street Bank & Trust Co. Repurchase Agreement,
	dated 12/31/04, .05%, due 1/3/05(d)
	(cost $220,000)	220,000

	Total short-term investments (cost $126,612,192)	126,612,192

	Total Investments 122.3%
	(cost $530,776,294)	626,878,351
	Liabilities in excess of other assets ( 22.3%)	(114,256,084)

	Net Assets 100%	$512,622,267

(a)	Non-income producing security.

(b)	Securities, or portion thereof, on loan.

(c)	Portion of securities on loan with an aggregate market value of $108,664,756; cash collateral of $113,526,968 was received with which the portfolio purchased securities

(d)	Repurchase price of $220,009. Collateralized by $165,000 U.S. Treasury Bond with a rate of 7.625%, maturity date of 2/15/2025, and aggregate market value, including accrued interest, of $232,212.

(e)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of December 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$531,970,653	$113,011,279	$18,103,581	$94,907,698

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date    February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    February 23, 2005

*	Print the name and title of each signing officer under his or her signature.